Note 18 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 3,249,072	$ 2,772,415
Operating earnings	201,642	169,412
Total assets	2,509,023	2,196,540
Income taxes	60,093	49,031
Interest	14,632	22,305
Increases in finance lease obligations	5,429	3,898
Franchisor Operations [Member]
Operating earnings	57,389	38,340
Depreciation and amortization	7,981	8,569
Total assets	196,171	155,319
Franchisor Operations [Member] | Franchisor [Member]
Revenues	176,341	136,746
Franchisor Operations [Member] | Franchise [Member]
Revenues	$ 4,599	$ 4,294